NOTE PAYABLE	12 Months Ended
Jul. 31, 2020
Debt Disclosure [Abstract]
NOTE PAYABLE

4. NOTE PAYABLE:

In April 2020, the Company obtained a $722,726 loan, with an interest rate of .98% per annum, issued by a bank through the Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP”) under Division A. Title I of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act’’). PPP provides forgiveness of loan proceeds used for qualified and documented payroll costs, mortgage interest payments, rent payments and utilities, if less than 40% of such proceeds are used for non-payroll costs. PPP loan payments are deferred until the SBA remits the Company’s loan forgiveness to the lender, or July 26, 2021 if the Company does not apply for forgiveness of loan proceeds. Thereafter, payments aggregating $722,726 will be due over a four-year period.

The Company expects to apply for loan forgiveness as soon as lender application forms become available. After the SBA remits the Company’s loan forgiveness to the lender, such proceeds expected in the first quarter of the year ending July 31, 2021 will be recorded as a reduction of the note payable and extinguishment of debt income. Currently, it is expected such proceeds will be excluded from taxable income when received.